Material Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2026
Material Accounting Policies
Schedule of consolidating entities
	% of ownership	Jurisdiction

BetterLife Pharma Inc.	Parent	Canada
MedMelior Inc.	91%	Canada
Blife Therapeutics Inc.	100%	Canada
BetterLife Pharma US Inc. (dissolved April 2024)	100%	U.S.A.
Altum Pharma (Australia) Pty Ltd.	91%(1)	Australia
Altum Pharmaceuticals (HK) Limited	91%(1)	Hong Kong